DEFERRED TAX ASSETS - MOVEMENTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	¥ 273,022	¥ 132,274
(Charged)/Credited to comprehensive income statement	93,326	140,748
Balance at end of year	366,348	273,022
Impairment provision for receivables [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	17,841	21,331
(Charged)/Credited to comprehensive income statement	(20)	(3,490)
Balance at end of year	17,821	17,841
Impairment provision for fixed assets and construction-in-progress [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	6,455	6,948
(Charged)/Credited to comprehensive income statement	5,171	(493)
Balance at end of year	11,626	6,455
Impairment provision for materials and supplies [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	9,455	7,120
(Charged)/Credited to comprehensive income statement	(5,045)	2,335
Balance at end of year	4,410	9,455
Difference in accounting base and tax base of government grants [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	25,429	25,519
(Charged)/Credited to comprehensive income statement	(2,178)	(90)
Balance at end of year	23,251	25,429
Difference in accounting base and tax base of employee benefits obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	45,740	40,647
(Charged)/Credited to comprehensive income statement	5,063	5,093
Balance at end of year	50,803	45,740
Loss on disposal of fixed assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	13,348	30,709
(Charged)/Credited to comprehensive income statement	11,767	(17,361)
Balance at end of year	25,115	13,348
Difference in accounting base and tax base of party organization activity fee [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	7,973	0
(Charged)/Credited to comprehensive income statement	8,303	7,973
Balance at end of year	16,276	7,973
Difference in accounting base and tax base in recognition of land disposal proceed [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	146,781	0
(Charged)/Credited to comprehensive income statement	65,236	146,781
Balance at end of year	212,017	146,781
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance at beginning of period	0	0
(Charged)/Credited to comprehensive income statement	5,029	0
Balance at end of year	¥ 5,029	¥ 0